Provisions (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 3,098	$ 3,217
Provisions for expected credit losses	443	347
Total provisions	$ 3,541	$ 3,564